Transactions and Balances with Related Parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Transactions and Balances with Related Parties [Abstract]
Payroll and other short-term benefits	$ 597	[1]	$ 467	[2]	$ 330
Share based payments	24		11		19
For employment services	$ 621		$ 478		$ 349

[1]	Including provision for bonus of approximately USD 88 thousand and provision for termination of employment of approximately USD 158 thousand.
[2]	Including provision for bonus of approximately USD 56 thousand.